UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Trust

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

6/30/10

MIT-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.5%
Apple, Inc.	2.5%
Procter & Gamble Co.	2.5%
Bank of America Corp.	2.4%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.3%
Oracle Corp.	2.3%
Walt Disney Co.	2.2%
Hewlett-Packard Co.	2.2%
Abbott Laboratories	2.1%

Equity sectors
Technology	18.7%
Financial Services	16.4%
Health Care	13.0%
Consumer Staples	11.4%
Energy	9.2%
Retailing	6.0%
Industrial Goods & Services	5.2%
Utilities & Communications	5.1%
Basic Materials	4.3%
Special Products & Services	3.8%
Leisure	3.6%
Autos & Housing	1.5%
Transportation	0.5%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

January 1, 2010 through June 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
A	Actual	0.90%	$1,000.00	$918.13	$4.28
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
B	Actual	1.55%	$1,000.00	$914.85	$7.36
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
C	Actual	1.55%	$1,000.00	$915.20	$7.36
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
I	Actual	0.55%	$1,000.00	$919.95	$2.62
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
R1	Actual	1.55%	$1,000.00	$915.15	$7.36
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R2	Actual	1.05%	$1,000.00	$917.72	$4.99
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R3	Actual	0.80%	$1,000.00	$918.47	$3.81
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R4	Actual	0.55%	$1,000.00	$919.68	$2.62
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
529A	Actual	1.00%	$1,000.00	$917.35	$4.75
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
529B	Actual	1.65%	$1,000.00	$914.43	$7.83
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
529C	Actual	1.65%	$1,000.00	$914.94	$7.83
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)

Aerospace - 3.3%
Lockheed Martin Corp.	508,510	$37,883,995
United Technologies Corp.	840,510	54,557,504

		$92,441,499
Alcoholic Beverages - 2.1%
Diageo PLC	2,010,568	$31,503,722
Heineken N.V.	619,875	26,276,103

		$57,779,825
Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	646,690	$43,683,910

Automotive - 0.6%
Bayerische Motoren Werke AG	367,950	$17,797,086

Biotechnology - 2.0%
Genzyme Corp. (a)	559,600	$28,410,892
Gilead Sciences, Inc. (a)	803,910	27,558,035

		$55,968,927
Broadcasting - 2.2%
Walt Disney Co.	1,919,890	$60,476,535

Brokerage & Asset Managers - 1.5%
Charles Schwab Corp.	1,298,060	$18,406,491
Franklin Resources, Inc.	253,100	21,814,689

		$40,221,180
Business Services - 3.8%
Accenture Ltd., “A”	796,500	$30,784,725
Amdocs Ltd. (a)	522,720	14,035,032
MasterCard, Inc., “A”	163,900	32,702,967
Visa, Inc., “A”	367,090	25,971,618

		$103,494,342
Chemicals - 2.0%
3M Co.	475,550	$37,563,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
Monsanto Co.	364,700	$16,856,434

		$54,420,128
Computer Software - 3.4%
Adobe Systems, Inc. (a)	346,400	$9,155,352
Oracle Corp.	2,918,210	62,624,787
VeriSign, Inc. (a)	877,180	23,289,129

		$95,069,268
Computer Software - Systems - 7.8%
Apple, Inc. (a)	278,140	$69,960,554
Dell, Inc. (a)	1,013,400	12,221,604
EMC Corp. (a)	2,803,980	51,312,834
Hewlett-Packard Co.	1,388,040	60,074,371
International Business Machines Corp.	179,660	22,184,417

		$215,753,780
Construction - 0.9%
Sherwin-Williams Co.	375,500	$25,980,845

Consumer Products - 4.8%
Colgate-Palmolive Co.	424,700	$33,449,372
Procter & Gamble Co.	1,145,476	68,705,650
Reckitt Benckiser Group PLC	639,893	29,599,285

		$131,754,307
Electrical Equipment - 1.9%
Danaher Corp.	1,416,360	$52,575,283

Electronics - 3.2%
Intel Corp.	2,341,540	$45,542,953
Microchip Technology, Inc.	1,016,500	28,197,710
Samsung Electronics Co. Ltd., GDR	45,267	14,161,617

		$87,902,280
Energy - Independent - 2.8%
EOG Resources, Inc.	199,880	$19,662,196
Noble Energy, Inc.	359,210	21,671,139
Occidental Petroleum Corp.	471,880	36,405,542

		$77,738,877
Energy - Integrated - 3.5%
Chevron Corp.	686,220	$46,566,889

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Exxon Mobil Corp.	401,870	$22,934,721
Hess Corp.	563,820	28,382,699

		$97,884,309
Food & Beverages - 3.0%
General Mills, Inc.	643,080	$22,842,202
Nestle S.A.	482,958	23,302,711
PepsiCo, Inc.	616,549	37,578,662

		$83,723,575
Gaming & Lodging - 1.4%
Carnival Corp.	392,860	$11,880,086
International Game Technology	719,510	11,296,307
Ladbrokes PLC	3,339,821	6,306,757
Starwood Hotels & Resorts Worldwide, Inc.	244,610	10,134,192

		$39,617,342
General Merchandise - 2.9%
Kohl’s Corp. (a)	564,700	$26,823,250
Target Corp.	1,061,530	52,195,430

		$79,018,680
Insurance - 2.0%
Aflac, Inc.	749,400	$31,976,898
Travelers Cos., Inc.	491,960	24,229,030

		$56,205,928
Internet - 2.0%
Google, Inc., “A” (a)	124,050	$55,196,047

Major Banks - 11.7%
Bank of America Corp.	4,657,020	$66,921,377
Bank of New York Mellon Corp.	1,567,473	38,700,908
Goldman Sachs Group, Inc.	332,810	43,687,969
JPMorgan Chase & Co.	1,922,180	70,371,010
State Street Corp.	1,031,360	34,880,595
SunTrust Banks, Inc.	728,300	16,969,390
Wells Fargo & Co.	1,994,866	51,068,570

		$322,599,819
Medical Equipment - 4.6%
Baxter International, Inc.	408,300	$16,593,312
Becton, Dickinson & Co.	481,500	32,559,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Medtronic, Inc.	1,374,420	$49,850,213
St. Jude Medical, Inc. (a)	810,870	29,264,298

		$128,266,853
Natural Gas - Distribution - 1.0%
Questar Corp.	629,920	$28,655,061

Network & Telecom - 2.3%
Cisco Systems, Inc. (a)	2,962,159	$63,123,608

Oil Services - 2.9%
Halliburton Co.	1,003,210	$24,628,806
National Oilwell Varco, Inc.	501,100	16,571,377
Noble Corp.	624,330	19,298,040
Schlumberger Ltd.	335,200	18,549,968

		$79,048,191
Other Banks & Diversified Financials - 1.2%
American Express Co.	813,020	$32,276,894

Pharmaceuticals - 6.4%
Abbott Laboratories	1,233,760	$57,715,293
Johnson & Johnson	1,096,368	64,751,494
Roche Holding AG	145,679	20,005,166
Teva Pharmaceutical Industries Ltd., ADR	634,870	33,006,891

		$175,478,844
Specialty Chemicals - 2.3%
Linde AG	324,930	$34,118,498
Praxair, Inc.	373,200	28,359,468

		$62,477,966
Specialty Stores - 1.5%
Nordstrom, Inc.	361,810	$11,646,664
Staples, Inc.	1,504,020	28,651,581

		$40,298,245
Telephone Services - 2.0%
American Tower Corp., “A” (a)	627,540	$27,925,530
AT&T, Inc. (s)	1,093,110	26,442,331

		$54,367,861

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.5%
Philip Morris International, Inc.	912,140	$41,812,498

Trucking - 0.5%
Expeditors International of Washington, Inc.	415,860	$14,351,329

Utilities - Electric Power - 2.1%
Alliant Energy Corp.	567,500	$18,012,450
American Electric Power Co., Inc.	528,860	17,082,178
Wisconsin Energy Corp.	460,710	23,376,425

		$58,471,053
Total Common Stocks (Identified Cost, $2,658,308,992)		$2,725,932,175

Money Market Funds (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	33,877,864	$33,877,864
Total Investments (Identified Cost, $2,692,186,856)		$2,759,810,039

Other Assets, Less Liabilities - 0.0%		1,367,899
Net Assets - 100.0%		$2,761,177,938

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $157,235. At June 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,658,308,992)	$2,725,932,175
Underlying funds, at cost and value	33,877,864
Total investments, at value (identified cost, $2,692,186,856)	$2,759,810,039
Receivables for
Fund shares sold	2,232,712
Interest and dividends	2,913,417
Other assets	338,596
Total assets	$2,765,294,764
Liabilities
Payables for
Fund shares reacquired	2,798,103
Payable to affiliates
Investment adviser	51,887
Shareholder servicing costs	942,622
Distribution and service fees	64,012
Administrative services fee	2,166
Program manager fees	22
Payable for independent Trustees’ compensation	185,965
Accrued expenses and other liabilities	72,049
Total liabilities	$4,116,826
Net assets	$2,761,177,938
Net assets consist of
Paid-in capital	$2,925,230,497
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	67,900,661
Accumulated net realized gain (loss) on investments and foreign currency transactions	(238,505,035)
Undistributed net investment income	6,551,815
Net assets	$2,761,177,938
Shares of beneficial interest outstanding	174,288,639

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,242,838,229	140,862,391	$15.92
Class B	123,941,247	7,968,233	15.55
Class C	176,715,439	11,484,770	15.39
Class I	66,705,269	4,268,124	15.63
Class R1	16,027,924	1,049,179	15.28
Class R2	76,597,130	4,968,337	15.42
Class R3	50,545,487	3,190,222	15.84
Class R4	4,014,247	250,449	16.03
Class 529A	2,195,215	140,106	15.67
Class 529B	328,946	21,855	15.05
Class 529C	1,268,805	84,973	14.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $16.89 [100 / 94.25 x $15.92] and $16.63 [100 / 94.25 x $15.67], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$25,414,477
Interest	81,570
Dividends from underlying funds	24,891
Foreign taxes withheld	(532,367)
Total investment income	$24,988,571
Expenses
Management fee	$4,973,606
Distribution and service fees	6,366,036
Program manager fees	2,041
Shareholder servicing costs	2,641,002
Administrative services fee	219,092
Independent Trustees’ compensation	37,035
Custodian fee	120,950
Shareholder communications	137,304
Auditing fees	26,891
Legal fees	31,130
Miscellaneous	128,888
Total expenses	$14,683,975
Fees paid indirectly	(9)
Reduction of expenses by investment adviser	(9,844)
Net expenses	$14,674,122
Net investment income	$10,314,449
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$5,176,774
Foreign currency transactions	(65,596)
Net realized gain (loss) on investments and foreign currency transactions	$5,111,178
Change in unrealized appreciation (depreciation)
Investments	$(263,506,541)
Translation of assets and liabilities in foreign currencies	(43,131)
Net unrealized gain (loss) on investments and foreign currency translation	$(263,549,672)
Net realized and unrealized gain (loss) on investments and foreign currency	$(258,438,494)
Change in net assets from operations	$(248,124,045)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/10 (unaudited)	Year ended 12/31/09
From operations
Net investment income	$10,314,449	$29,402,560
Net realized gain (loss) on investments and foreign currency transactions	5,111,178	(168,526,757)
Net unrealized gain (loss) on investments and foreign currency translation	(263,549,672)	800,608,513
Change in net assets from operations	$(248,124,045)	$661,484,316
Distributions declared to shareholders
From net investment income	$(5,126,819)	$(37,622,826)
Change in net assets from fund share transactions	$(6,120,373)	$(155,977,315)
Total change in net assets	$(259,371,237)	$467,884,175
Net assets
At beginning of period	3,020,549,175	2,552,665,000
At end of period (including undistributed net investment income of $6,551,815 and $1,364,185, respectively)	$2,761,177,938	$3,020,549,175

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.37		$13.80	$21.12	$20.71	$18.45	$17.26
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.22	$0.16	$0.17	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.49)		3.62	(7.09)	1.99	2.27	1.18
Total from investment operations	$(1.42)		$3.80	$(6.87)	$2.15	$2.44	$1.26
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.23)	$(0.23)	$(0.12)	$(0.18)	$(0.07)
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.23)	$(0.45)	$(1.74)	$(0.18)	$(0.07)
Net asset value, end of period	$15.92		$17.37	$13.80	$21.12	$20.71	$18.45
Total return (%) (r)(s)(t)	(8.19	)(n)	27.73	(32.81)	10.61	13.20	7.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	0.89	0.85	0.91	0.95
Expenses after expense reductions (f)	0.90	(a)	0.93	0.89	0.85	0.91	0.95
Net investment income	0.76	(a)	1.19	1.22	0.73	0.86	0.48
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$2,242,838		$2,483,128	$2,070,342	$3,412,237	$3,405,335	$3,300,907

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.01		$13.51	$20.58	$20.26	$18.02	$16.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.08	$0.10	$0.02	$0.05	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.46)		3.53	(6.87)	1.94	2.19	1.15
Total from investment operations	$(1.45)		$3.61	$(6.77)	$1.96	$2.24	$1.12
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.11)	$(0.08)	$(0.02)	$—	$—
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.01)		$(0.11)	$(0.30)	$(1.64)	$—	$—
Net asset value, end of period	$15.55		$17.01	$13.51	$20.58	$20.26	$18.02
Total return (%) (r)(s)(t)	(8.52	)(n)	26.94	(33.25)	9.88	12.43	6.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	1.54	1.51	1.57	1.60
Expenses after expense reductions (f)	1.55	(a)	1.59	1.54	1.51	1.56	1.60
Net investment income (loss)	0.11	(a)	0.56	0.56	0.07	0.24	(0.17)
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$123,941		$160,910	$191,626	$475,750	$947,400	$1,481,604

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.83		$13.39	$20.45	$20.14	$17.94	$16.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.08	$0.10	$0.02	$0.04	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.44)		3.50	(6.83)	1.93	2.19	1.15
Total from investment operations	$(1.43)		$3.58	$(6.73)	$1.95	$2.23	$1.12
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.14)	$(0.11)	$(0.02)	$(0.03)	$—
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.01)		$(0.14)	$(0.33)	$(1.64)	$(0.03)	$—
Net asset value, end of period	$15.39		$16.83	$13.39	$20.45	$20.14	$17.94
Total return (%) (r)(s)(t)	(8.48	)(n)	26.92	(33.24)	9.89	12.42	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.58	1.54	1.50	1.56	1.60
Expenses after expense reductions (f)	1.55	(a)	1.58	1.54	1.50	1.56	1.60
Net investment income (loss)	0.11	(a)	0.54	0.57	0.08	0.22	(0.17)
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$176,715		$190,829	$153,757	$272,143	$303,493	$345,272

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.03		$13.53	$20.74	$20.37	$18.16	$17.04
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.23	$0.28	$0.23	$0.23	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(1.45)		3.55	(6.97)	1.96	2.23	1.17
Total from investment operations	$(1.36)		$3.78	$(6.69)	$2.19	$2.46	$1.31
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.28)	$(0.30)	$(0.20)	$(0.25)	$(0.19)
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.04)		$(0.28)	$(0.52)	$(1.82)	$(0.25)	$(0.19)
Net asset value, end of period	$15.63		$17.03	$13.53	$20.74	$20.37	$18.16
Total return (%) (r)(s)	(8.01	)(n)	28.17	(32.55)	10.99	13.55	7.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.59	0.54	0.50	0.56	0.60
Expenses after expense reductions (f)	0.55	(a)	0.59	0.54	0.50	0.56	0.60
Net investment income	1.10	(a)	1.59	1.57	1.09	1.21	0.82
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$66,705		$60,730	$80,364	$117,852	$127,127	$119,552

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class R1			2009	2008	2007		2006	2005 (i)

Net asset value, beginning of period	$16.71		$13.29	$20.30	$20.09		$17.95	$16.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.08	$0.10	$(0.00	)(w)	$0.02	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.43)		3.48	(6.78)	1.92		2.19	1.42
Total from investment operations	$(1.42)		$3.56	$(6.68)	$1.92		$2.21	$1.37
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.14)	$(0.11)	$(0.09)		$(0.07)	$(0.05)
From net realized gain on investments	—		—	(0.22)	(1.62)		—	—
Total distributions declared to shareholders	$(0.01)		$(0.14)	$(0.33)	$(1.71)		$(0.07)	$(0.05)
Net asset value, end of period	$15.28		$16.71	$13.29	$20.30		$20.09	$17.95
Total return (%) (r)(s)	(8.49	)(n)	26.97	(33.26)	9.77		12.31	8.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.57	1.56	1.60		1.75	1.80	(a)
Expenses after expense reductions (f)	1.55	(a)	1.57	1.56	1.59		1.65	1.74	(a)
Net investment income (loss)	0.11	(a)	0.55	0.55	(0.02)		0.08	(0.34	)(a)
Portfolio turnover	12		32	21	19		27	41
Net assets at end of period (000 omitted)	$16,028		$17,965	$6,007	$10,465		$2,299	$1,423

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.83		$13.39	$20.53	$20.24	$18.06	$16.97
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.15	$0.19	$0.09	$0.11	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.43)		3.51	(6.88)	1.94	2.21	1.15
Total from investment operations	$(1.38)		$3.66	$(6.69)	$2.03	$2.32	$1.17
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.22)	$(0.23)	$(0.12)	$(0.14)	$(0.08)
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.45)	$(1.74)	$(0.14)	$(0.08)
Net asset value, end of period	$15.42		$16.83	$13.39	$20.53	$20.24	$18.06
Total return (%) (r)(s)	(8.23	)(n)	27.55	(32.91)	10.28	12.85	6.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.05	1.15	1.30	1.35
Expenses after expense reductions (f)	1.05	(a)	1.08	1.05	1.14	1.20	1.32
Net investment income	0.61	(a)	1.02	1.09	0.43	0.55	0.11
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$76,597		$63,563	$33,399	$38,505	$12,222	$4,711

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.28		$13.74	$21.02	$20.65	$18.42	$17.01
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.24	$0.15	$0.15	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		3.62	(7.05)	1.97	2.28	1.48
Total from investment operations	$(1.40)		$3.80	$(6.81)	$2.12	$2.43	$1.50
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.26)	$(0.25)	$(0.13)	$(0.20)	$(0.09)
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.04)		$(0.26)	$(0.47)	$(1.75)	$(0.20)	$(0.09)
Net asset value, end of period	$15.84		$17.28	$13.74	$21.02	$20.65	$18.42
Total return (%) (r)(s)	(8.15	)(n)	27.86	(32.70)	10.51	13.18	8.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.79	0.89	0.95	1.02	(a)
Expenses after expense reductions (f)	0.80	(a)	0.82	0.79	0.89	0.95	1.02	(a)
Net investment income	0.86	(a)	1.23	1.32	0.68	0.75	0.26	(a)
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$50,545		$36,118	$13,888	$23,582	$13,576	$1,601

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.47		$13.87	$21.25	$20.68	$18.44	$17.01
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.28	$0.15	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.50)		3.66	(7.14)	2.06	2.32	1.45
Total from investment operations	$(1.40)		$3.88	$(6.86)	$2.21	$2.48	$1.54
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.28)	$(0.30)	$(0.02)	$(0.24)	$(0.11)
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.04)		$(0.28)	$(0.52)	$(1.64)	$(0.24)	$(0.11)
Net asset value, end of period	$16.03		$17.47	$13.87	$21.25	$20.68	$18.44
Total return (%) (r)(s)	(8.03	)(n)	28.20	(32.57)	10.90	13.46	9.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.55	0.64	0.61	0.69	(a)
Expenses after expense reductions (f)	0.55	(a)	0.55	0.55	0.64	0.61	0.69	(a)
Net investment income	1.10	(a)	1.38	1.59	0.96	0.75	0.70	(a)
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$4,014		$3,266	$259	$69	$7,735	$55

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.11		$13.60	$20.82	$20.45	$18.23	$17.05
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.19	$0.10	$0.12	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		3.57	(6.97)	1.97	2.23	1.17
Total from investment operations	$(1.41)		$3.73	$(6.78)	$2.07	$2.35	$1.21
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.22)	$(0.22)	$(0.08)	$(0.13)	$(0.03)
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.44)	$(1.70)	$(0.13)	$(0.03)
Net asset value, end of period	$15.67		$17.11	$13.60	$20.82	$20.45	$18.23
Total return (%) (r)(s)(t)	(8.27	)(n)	27.62	(32.90)	10.32	12.88	7.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.03	1.03	1.10	1.16	1.20
Expenses after expense reductions (f)	1.00	(a)	1.03	1.03	1.10	1.16	1.20
Net investment income	0.66	(a)	1.08	1.08	0.48	0.61	0.22
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$2,195		$2,301	$1,693	$2,261	$1,488	$1,311

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.47		$13.11	$20.05	$19.82	$17.70	$16.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.06	$0.08	$(0.04)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.41)		3.43	(6.70)	1.91	2.16	1.13
Total from investment operations	$(1.41)		$3.49	$(6.62)	$1.87	$2.15	$1.06
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.13)	$(0.10)	$(0.02)	$(0.03)	$—
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.01)		$(0.13)	$(0.32)	$(1.64)	$(0.03)	$—
Net asset value, end of period	$15.05		$16.47	$13.11	$20.05	$19.82	$17.70
Total return (%) (r)(s)(t)	(8.56	)(n)	26.86	(33.36)	9.64	12.16	6.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.68	1.69	1.74	1.80	1.85
Expenses after expense reductions (f)	1.65	(a)	1.68	1.69	1.74	1.80	1.85
Net investment income (loss)	0.01	(a)	0.43	0.44	(0.17)	(0.06)	(0.42)
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$329		$364	$298	$481	$208	$136

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/10 (unaudited)		Years ended 12/31
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.33		$13.00	$19.88	$19.67	$17.55	$16.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.06	$0.07	$(0.03)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.39)		3.40	(6.63)	1.88	2.15	1.12
Total from investment operations	$(1.39)		$3.46	$(6.56)	$1.85	$2.14	$1.05
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.13)	$(0.10)	$(0.02)	$(0.02)	$—
From net realized gain on investments	—		—	(0.22)	(1.62)	—	—
Total distributions declared to shareholders	$(0.01)		$(0.13)	$(0.32)	$(1.64)	$(0.02)	$—
Net asset value, end of period	$14.93		$16.33	$13.00	$19.88	$19.67	$17.55
Total return (%) (r)(s)(t)	(8.51	)(n)	26.81	(33.36)	9.61	12.17	6.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.68	1.69	1.75	1.81	1.85
Expenses after expense reductions (f)	1.65	(a)	1.68	1.69	1.75	1.81	1.85
Net investment income (loss)	0.01	(a)	0.42	0.43	(0.17)	(0.03)	(0.43)
Portfolio turnover	12		32	21	19	27	41
Net assets at end of period (000 omitted)	$1,269		$1,375	$1,034	$1,610	$960	$746

See Notes to financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue,

Notes to Financial Statements (unaudited) – continued

trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair

Notes to Financial Statements (unaudited) – continued

value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,489,854,340	$—	$—	$2,489,854,340
United Kingdom	—	67,409,764	—	67,409,764
Germany	—	51,915,583	—	51,915,583
Switzerland	—	43,307,877	—	43,307,877
Israel	33,006,891	—	—	33,006,891
Netherlands	—	26,276,103	—	26,276,103
South Korea	—	14,161,617	—	14,161,617
Mutual Funds	33,877,864	—	—	33,877,864
Total Investments	$2,556,739,095	$203,070,944	$—	$2,759,810,039

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as

Notes to Financial Statements (unaudited) – continued

alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$37,622,826

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$2,700,390,111
Gross appreciation	289,717,366
Gross depreciation	(230,297,438)
Net unrealized appreciation (depreciation)	$59,419,928

As of 12/31/09
Undistributed ordinary income	1,508,229
Capital loss carryforwards	(233,851,522)
Post-October capital loss deferral	(1,561,436)
Other temporary differences	176,565
Net unrealized appreciation (depreciation)	322,926,469

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(17,880,975)
12/31/17	(215,970,547)
$(233,851,522)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in

Notes to Financial Statements (unaudited) – continued

separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Class A	$4,469,301	$32,502,892
Class B	117,028	1,248,705
Class C	164,664	1,535,211
Class I	139,940	1,108,668
Class R1	14,023	57,812
Class R2	120,199	624,705
Class R3	86,749	461,768
Class R4	9,668	41,640
Class 529A	3,947	28,170
Class 529B	264	2,830
Class 529C	1,036	10,425
Total	$5,126,819	$37,622,826

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $179,224 and $900 for the six months ended June 30, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$4,318,677
Class B	0.75%	0.25%	1.00%	1.00%	741,097
Class C	0.75%	0.25%	1.00%	1.00%	960,412
Class R1	0.75%	0.25%	1.00%	1.00%	87,792
Class R2	0.25%	0.25%	0.50%	0.50%	188,302
Class R3	—	0.25%	0.25%	0.25%	56,991
Class 529A	0.10%	0.25%	0.35%	0.35%	4,113
Class 529B	0.75%	0.25%	1.00%	1.00%	1,799
Class 529C	0.75%	0.25%	1.00%	1.00%	6,853
Total Distribution and Service Fees					$6,366,036

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2010 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually. Effective January 1, 2011, the 0.10% distribution fee on Class A and Class 529A shares will be eliminated. Additionally, the service fee on assets attributable to Class A shares sold prior to January 2, 1991 will become 0.25% effective January 1, 2011.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2010, were as follows:

Amount
Class A	$—
Class B	75,509
Class C	6,109
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the

Notes to Financial Statements (unaudited) – continued

Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2010, were as follows:

Amount
Class 529A	$1,175
Class 529B	180
Class 529C	686
Total Program Manager Fees	$2,041

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2010, the fee was $1,154,864, which equated to 0.0767% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended June 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,486,138.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

Notes to Financial Statements (unaudited) – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $5,763 and the Retirement Deferral plan resulted in a net decrease in expense of $224. Both amounts are included in independent Trustees’ compensation for the six months ended June 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $127,415 at June 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $51,205 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,281 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $9,844, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $347,057,512 and $342,269,871, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,220,689	$144,805,171	16,753,208	$246,441,747
Class B	529,336	9,083,723	1,208,190	17,314,291
Class C	1,005,357	17,029,747	1,800,832	25,922,136
Class I	1,205,589	20,315,607	2,320,035	34,807,981
Class R1	232,516	3,916,921	725,931	11,759,254
Class R2	1,818,262	31,185,106	1,907,418	29,887,681
Class R3	1,433,385	25,018,540	1,304,443	20,921,534
Class R4	106,808	1,869,885	175,620	2,677,687
Class 529A	12,243	212,497	29,991	434,267
Class 529B	1,081	17,885	4,324	60,967
Class 529C	9,234	154,046	17,839	247,207
	14,574,500	$253,609,128	26,247,831	$390,474,752
Shares issued to shareholders in reinvestment of distributions
Class A	191,652	$3,434,417	1,624,719	$24,899,639
Class B	6,237	109,394	86,376	1,155,313
Class C	7,363	127,743	86,128	1,206,131
Class I	5,477	96,236	57,715	822,170
Class R1	814	14,023	4,162	57,812
Class R2	6,703	116,358	40,425	607,440
Class R3	4,868	86,749	28,743	461,768
Class R4	537	9,668	2,474	41,640
Class 529A	223	3,947	1,866	28,170
Class 529B	16	264	205	2,830
Class 529C	61	1,036	772	10,425
	223,951	$3,999,835	1,933,585	$29,293,338

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,486,412)	$(183,487,769)	(25,476,602)	$(373,274,731)
Class B	(2,027,996)	(34,931,293)	(6,017,979)	(83,527,555)
Class C	(868,672)	(14,678,145)	(2,032,138)	(28,373,438)
Class I	(508,592)	(8,572,196)	(4,753,753)	(75,177,983)
Class R1	(259,539)	(4,355,570)	(106,677)	(1,444,516)
Class R2	(633,059)	(10,772,274)	(665,899)	(9,493,387)
Class R3	(338,046)	(5,877,358)	(253,984)	(3,718,513)
Class R4	(43,868)	(773,675)	(9,771)	(154,427)
Class 529A	(6,894)	(117,449)	(21,822)	(315,679)
Class 529B	(1,353)	(22,384)	(5,125)	(67,822)
Class 529C	(8,496)	(141,223)	(13,965)	(197,354)
	(15,182,927)	$(263,729,336)	(39,357,715)	$(575,745,405)
Net change
Class A	(2,074,071)	$(35,248,181)	(7,098,675)	$(101,933,345)
Class B	(1,492,423)	(25,738,176)	(4,723,413)	(65,057,951)
Class C	144,048	2,479,345	(145,178)	(1,245,171)
Class I	702,474	11,839,647	(2,376,003)	(39,547,832)
Class R1	(26,209)	(424,626)	623,416	10,372,550
Class R2	1,191,906	20,529,190	1,281,944	21,001,734
Class R3	1,100,207	19,227,931	1,079,202	17,664,789
Class R4	63,477	1,105,878	168,323	2,564,900
Class 529A	5,572	98,995	10,035	146,758
Class 529B	(256)	(4,235)	(596)	(4,025)
Class 529C	799	13,859	4,646	60,278
	(384,476)	$(6,120,373)	(11,176,299)	$(155,977,315)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $22,072 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	41,744,050	137,826,288	(145,692,474)	33,877,864

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,891	$33,877,864

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Massachusetts Investors Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	1,536,486,973.139	41,894,366.723
Lawrence H. Cohn, M.D.	1,535,701,996.517	42,679,343.344
Maureen R. Goldfarb	1,536,207,251.439	42,174,088.423
David H. Gunning	1,536,083,076.444	42,298,263.417
William R. Gutow	1,535,714,850.918	42,666,488.944
Michael Hegarty	1,536,909,087.294	41,472,252.568
John P. Kavanaugh	1,536,050,053.986	42,331,285.876
Robert J. Manning	1,536,742,562.170	41,638,777.691
Robert C. Pozen	1,536,239,296.916	42,142,042.945
J. Dale Sherratt	1,535,534,297.631	42,847,042.231
Laurie J. Thomsen	1,536,424,203.329	41,957,136.533
Robert W. Uek	1,536,261,633.172	42,119,706.690

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
Shareholders	30 Dan Road Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.